Unaudited interim consolidated statements of profit or loss and other comprehensive income (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2022
Unaudited interim consolidated statements of profit or loss and other comprehensive income [Abstract]
Impairment expenses	$ 15,209	$ 15,209